Subsequent Events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events	SUBSEQUENT EVENTS
Acquisition of Kaybob Duvernay Assets
On January 11, 2023, Crescent Point completed the acquisition of certain Kaybob Duvernay assets in Alberta for cash consideration of $370.6 million, including closing adjustments, which is expected to be allocated substantially to PP&E and E&E. Cash consideration was funded primarily through cash on hand and included a deposit on acquisition of $18.7 million.